NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.